Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended		2 Months Ended	1 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended	5 Months Ended		5 Months Ended		6 Months Ended	0 Months Ended	5 Months Ended	6 Months Ended
	Jun. 06, 2012	Jun. 30, 2012	Jun. 30, 2011	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	Jun. 30, 2012 $370,000 Credit Facility (i)	May 23, 2012 $350,000 Credit Facility (ii)	Jun. 30, 2012 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Jun. 30, 2012 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Jun. 30, 2012 $370,000 Term Loan	Jun. 06, 2012 Repayment of Debt	May 23, 2012 Repayment of Debt - Cash used from Cash and Cash Equivalents	Jun. 30, 2012 Long-Term Debt	Jun. 30, 2011 Long-Term Debt
Debt Instrument [Line Items]
Repayment of credit facility		$ 170,066	$ 0	$ 10,500	$ 10,000						$ 149,566				$ 13,141
Line of credit facility, maximum borrowing capacity						370,000		350,000		25,000
Repayment of debt - Net proceeds from issuance of preferred units	136,425	136,425	1,470											136,425
Margin of the credit facility						2.00%		3.00%
Debt's original amount													370,000
Cancellation of undrawn tranche							52,500
Number of installments							9		9			6
Quarterly periodic repayments							8,069		1,000			12,975
Weighted average interest rate																3.14%
Interest expense on long term debt		$ 18,929	$ 16,469													$ 18,379	$ 15,717